SCHEDULE OF REVENUES FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total Revenue	$ 14,132,400	$ 8,329,800	$ 28,006,600	$ 18,270,800	$ 50,397,000	$ 30,953,500
Land [Member]
Total Revenue	9,310,000		9,310,000
Developed Lots [Member]
Total Revenue			7,000,000
Fee Build [Member]
Total Revenue	1,348,200		1,348,200
Home Building [Member]
Total Revenue	3,371,700	8,016,400	10,185,900	17,921,000
Construction Materials [Member]
Total Revenue	$ 102,500	$ 313,400	$ 162,500	$ 349,800	582,500	270,100
Real Estate [Member]
Total Revenue					$ 49,814,500	$ 30,683,400